Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	€ 12,017	€ 11,518	€ 11,062
Cost of sales	(7,424)	(7,060)	(6,772)
Gross profit	4,593	4,458	4,290
Selling and distribution expenses	(2,258)	(2,178)	(2,124)
Administrative expenses	(787)	(980)	(906)
Operating profit	1,548	1,300	1,260
Finance income	49	47	48
Finance costs	(145)	(140)	(148)
Total finance costs, net	(96)	(93)	(100)
Non-operating items	2	(2)	(1)
Profit before taxes	1,454	1,205	1,159
Taxes	(364)	(296)	(471)
Profit after taxes	€ 1,090	€ 909	€ 688
Basic earnings per share (in EUR per share)	€ 2.34	€ 1.88	€ 1.42
Diluted earnings per share (in EUR per share)	€ 2.32	€ 1.86	€ 1.41